Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2022
Changes in goodwill
Goodwill, Beginning balance				$ 14,616
Acquisitions				159,320
Impairments	$ 0	$ 0	$ (76,900)	(76,883)
Goodwill, Ending balance	97,053	97,053		97,053
Goodwill, Impaired and Accumulated Impairment Loss
Goodwill	173,936				$ 173,936
Accumulated impairment loss	(76,883)				(76,883)
Balance at end of period	97,053	97,053		97,053	97,053
Beverage Solutions
Changes in goodwill
Goodwill, Beginning balance				14,616
Acquisitions				159,320
Impairments				(76,883)
Goodwill, Ending balance	97,053	97,053		97,053
Goodwill, Impaired and Accumulated Impairment Loss
Goodwill	173,936				173,936
Accumulated impairment loss	(76,883)				(76,883)
Balance at end of period	$ 97,053	$ 97,053		$ 97,053	$ 97,053